Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of carrying value of finance receivables [Table Text Block]
	March 31, 2014	December 31, 2013
Portfolio

Term Loans	$33,794	$21,420

Royalty Purchases	7,871	7,866
Total	41,665	29,286
Less: current portion	(957)	(660)
Total noncurrent portion of finance receivables	40,708	$28,626

	2013	2012
Portfolio
Term Loans
	$21,420	$6,500
Royalty Purchases
	7,866
Total	29,286	$6,500
Less: current portion	660	(230)
Total noncurrent portion of finance receivables	$28,626	$6,270

Schedule of fair value using the Black-Scholes option pricing model [Table Text Block]
	March 31, 2014	December 31, 2013
Dividend rate	0%	0%
Risk-free rate	2.3%	2.5%
Expected life (years)	6.4	6.6
Expected volatility	99%	97%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.6
Expected volatility	97%